Consolidated Statements of Changes in Shareholders' Equity - AUD ($)	Issued Capital	Reserves	Accumulated Deficit During Development Stage	Total
Balance at Jun. 30, 2022	$ 213,787,061	$ 3,565,918	$ (181,884,388)	$ 35,468,591
Balance (in Shares) at Jun. 30, 2022	2,406,874,578
Transactions with owners in their capacity as owners:
Issuance of shares	$ 316,675			316,675
Issuance of shares (in Shares)	33,023,040
Non-cash issuance of options to directors and employees		983,721		983,721
Non-cash issuance of options to consultants
Issuance of shares in connection with exercise of options, net of costs
Transaction costs from issuance of shares	(132,413)			(132,413)
Expired options		(560,014)	560,014
Forfeited options of reversed to profit or loss		(17,150)		(17,150)
Total transactions with owners in their capacity as owners	$ 184,262	406,557	560,014	1,150,833
Total transactions with owners in their capacity as owners (in Shares)	33,023,040
Net loss			(13,806,515)	(13,806,515)
Total comprehensive loss for the year			(13,806,515)	(13,806,515)
Balance at Jun. 30, 2023	$ 213,971,323	3,972,475	(195,130,889)	22,812,909
Balance (in Shares) at Jun. 30, 2023	2,439,897,618
Transactions with owners in their capacity as owners:
Issuance of shares	$ 10,050,000			10,050,000
Issuance of shares (in Shares)	2,798,120,281
Non-cash issuance of options to directors and employees		881,950		881,950
Contributions of equity/ Shares to be issued		45,000		45,000
Issuance of shares in connection with exercise of options, net of costs	$ 49,682			49,682
Issuance of shares in connection with exercise of options, net of costs (in Shares)	7,097,419
Transaction costs from issuance of shares	$ (918,020)			(918,020)
Expired options
Forfeited options of reversed to profit or loss		(93,222)	93,222
Total transactions with owners in their capacity as owners	$ 9,181,662	833,728	93,222	10,108,612
Total transactions with owners in their capacity as owners (in Shares)	2,805,217,700
Net loss			(19,123,464)	(19,123,464)
Total comprehensive loss for the year			(19,123,464)	(19,123,464)
Balance at Jun. 30, 2024	$ 223,152,985	4,806,203	(214,161,131)	13,798,057
Balance (in Shares) at Jun. 30, 2024	5,245,115,318
Transactions with owners in their capacity as owners:
Issuance of shares	$ 42,547,105			42,547,105
Issuance of shares (in Shares)	3,875,826,636
Non-cash issuance of options to directors and employees		979,920		979,920
Contributions of equity/ Shares to be issued
Issuance of shares in connection with exercise of options, net of costs	$ 23,540	(23,540)
Issuance of shares in connection with exercise of options, net of costs (in Shares)	6,428,732
Transaction costs from issuance of shares	$ (2,774,168)			(2,774,168)
Expired options		(326,544)	326,544
Forfeited options of reversed to profit or loss		(93,735)	93,735
Total transactions with owners in their capacity as owners	$ 39,796,477	536,101	420,279	40,752,857
Total transactions with owners in their capacity as owners (in Shares)	3,882,255,368
Net loss			(12,147,828)	(12,147,828)
Total comprehensive loss for the year			(12,147,828)	(12,147,828)
Balance at Jun. 30, 2025	$ 262,949,462	$ 5,342,304	$ (225,888,680)	$ 42,403,086
Balance (in Shares) at Jun. 30, 2025	9,127,370,686